Average Annual Total Returns - VIPContrafundPortfolio-InvestorPRO - VIPContrafundPortfolio-InvestorPRO - VIP Contrafund Portfolio	Apr. 30, 2025
VIP Contrafund Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	33.70%
Past 5 years	16.95%
Past 10 years	13.53%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%